Long-term Debt - Additional Information (Detail) - USD ($)						1 Months Ended		9 Months Ended
	Jun. 12, 2020	Dec. 31, 2019	May 01, 2019	Dec. 27, 2017	May 09, 2014	Jul. 31, 2018	Apr. 30, 2018	Sep. 30, 2020
Debt Instrument [Line Items]
Debt instrument, description								In connection with the reverse recapitalization, the Company entered into a new Note Purchase Agreement (the "Term Loan") dated as of February 3, 2020, for the purposes of, among other things, (i) financing the reverse recapitalization, (ii) financing the acquisitions of Flagler and Liftech; and (iii) providing for the repayment and refinance of a portion of the Company's prior existing debt.
Warrants exercise price		$ 0.01		$ 0.01
Subordinated debt								$ 0
Loss on the extinguishment of debt								$ 7,600,000
Peak Logix LLC
Debt Instrument [Line Items]
Earn-out payment period	5 years
Present value of non-contingent earn-out liability	$ 1,700,000
Commercial Paper | Peak Logix LLC
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Unsecured promissory note	$ 1,000,000
Subordinated Debt
Debt Instrument [Line Items]
Debt Instrument, Payment Terms								On February 14, 2020, in connection with the reverse recapitalization, and in conjunction with entering into the Amended and Restated Credit Agreement and Term Loan, the Company repaid in full the subordinated debt to the former shareholders of Alta Equipment Company and terminated all commitments and discharged all guarantees related to those agreements.
Term Loan
Debt Instrument [Line Items]
Floor plan financing facility								$ 151,100,000
Debt issuance costs								6,900,000
Senior Lien Notes and OEM Captive Lender
Debt Instrument [Line Items]
Early call premiums paid to holders								3,900,000
Notes Payable | Non-Contingent Consideration | Peak Logix LLC
Debt Instrument [Line Items]
Earn-out payment period	5 years
Notes Payable | Non-Contingent Consideration | Other Liabilities | Peak Logix LLC
Debt Instrument [Line Items]
Present value of non-contingent earn-out liability								1,700,000
Notes Payable | Minimum | Non-Contingent Consideration | Peak Logix LLC
Debt Instrument [Line Items]
Additional earn-out payment	$ 2,000,000
Senior Lien Holder | Note Purchase Agreement
Debt Instrument [Line Items]
Note payable		$ 40,000,000
Additional delayed note payable		20,000,000		$ 20,000,000
Borrowed against delayed draw commitment			$ 11,500,000			$ 5,000,000	$ 3,500,000
Percentage of payment-in-kind interest on unpaid principal amount				10.00%
Paid-in-kind interest		$ 11,200,000
Debt instrument, maturity date				Jun. 27, 2023
Warrants issued to purchase percentage of common units outstanding				25.00%
Warrants exercise price				$ 0.01
First Lien and Second Lien Lender | Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, maturity date				Dec. 31, 2027
Debt instrument, interest rate				5.00%
Second Lien Lender | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 155,000,000
Debt instrument, maturity period				2025-08
Payable in monthly installments								$ 1,900,000
Effective interest rate								9.80%
Second Lien Lender | Term Loan | LIBOR
Debt Instrument [Line Items]
Debt Instrument, variable rate								8.00%
OEM Captive Lender
Debt Instrument [Line Items]
Note payable								$ 0
OEM Captive Lender | Master Note Agreement
Debt Instrument [Line Items]
Debt instrument, maturity period					2024-10
OEM Captive Lender | Master Note Agreement | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate					3.29%
OEM Captive Lender | Master Note Agreement | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate					4.99%